Basis of Presentation, Nature of Operations and Going Concern (Details Narrative) - USD ($)	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2020	Jun. 30, 2019	Jun. 30, 2020	Jun. 30, 2019	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Basisof Presentation Natureof Operationsand Going Concern [Abstract]
Working Capital Deficit	$ 32,520,224		$ 32,520,224		$ 31,088,266	$ 28,394,986	$ 25,979,490
Net Income (Loss) Attributable to Parent	$ (1,208,792)	$ (3,600,714)	$ (1,983,342)	$ (4,724,647)	$ (9,005,537)	$ (4,122,133)	$ (2,842,025)